Taxes payable - Schedule of Taxes Payable (Parenthetical) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxes payable [abstract]
income tax on the accrual basis	R$ 365,629	R$ 356,599